Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	¥ 1,013,028	¥ 886,230
Fees and commissions on deposits
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	18,418	18,277
Fees and commissions on remittances and transfers
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	78,435	73,481
Fees and commissions on foreign trading business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	42,601	36,905
Fees and commissions on credit card business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	128,463	120,202
Fees and commissions on security-related services
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	169,960	133,126
Fees and commissions on administration and management services for investment funds
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	162,524	150,700
Trust fees
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	69,501	62,724
Guarantee fees
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	26,663	25,270
Insurance commissions
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	38,107	29,934
Fees and commissions on real estate business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	28,190	22,347
Other fees and commissions
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	¥ 250,166	¥ 213,264